Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	N-1A/A
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 29, 2022
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS ETF TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001882879
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2022
Prospectus Date	rr_ProspectusDate	Mar. 29, 2022